FAIR VALUE MEASUREMENTS - Master Trust's Investments Measured at Fair Value on Recurring Basis (Parenthetical) (Details) - EBP 006	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Investment, Fair Value and NAV [Line Items]
Transfers of investments into Level 3	$ 0
Tansfers of investments out of Level 3	0
Plan assets required for use of level 3 input for periods presented	$ 0